Cash Flow Adjustments and Changes in Working Capital - Schedule of cash flow statement adjustments (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Non-cash adjustments
Depreciation, amortisation and impairment of non-financial assets	£ 18,761	£ 16,087
Interest income	(3,522)	(797)
Interest expense	2,060	1,175
Foreign exchange loss	3,408	1,993
Grant income	(1,458)	(1,319)
Research and development tax credit	(2,501)	(1,200)
Share-based compensation expense	23,556	15,909
Fair value movement on contingent consideration	(8,706)	(7,143)
Hyperinflation effect loss	0	5
Fair value movement of financial liabilities	238	286
Loss / (Gain) on disposal of non-current assets	107	(21)
Gain on right of use assets disposals	(110)	(1)
Total non-cash adjustments	31,833	24,974
Net changes in working capital
Decrease / (Increase) in trade and other receivables	7,871	(6,580)
(Decrease) / Increase in trade and other payables	(11,185)	(1,055)
Total changes in working capital	£ (3,314)	£ (7,635)